Putnam Short Duration Income Fund
Shareholder fees (fees paid directly from your investment)
Shareholder Fees	Putnam Short Duration Income Fund Class N
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	1.50%
Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, whichever is lower)	0.25%	[1]
[1]	Applies only to certain redemptions of shares bought with no initial sales charge.

Example
Expense Example	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Putnam Short Duration Income Fund | Class N | USD ($)	205	356	519	994

Average annual total returns after sales charges (for periods ending 12/31/16)
Average Annual Total Returns		1 Year	5 Years	Since Inception	Inception Date
Putnam Short Duration Income Fund | Class N	[1]	(0.68%)	0.20%	0.20%	Oct. 17, 2011
[1]	Class N shares were not outstanding during the periods shown. Performance shown for class N shares is derived from the historical performance of class A shares, adjusted for the sales charge and higher 12b-1 fees currently applicable to class N shares.